Consolidated Balance Sheet - USD ($) $ in Millions		Jun. 30, 2019		Mar. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks		$ 101,457		$ 110,618	$ 108,370
Loans and advances to banks		12,682		16,777	16,642
Receivables from securities financing transactions		92,919		100,222	95,349
Cash collateral receivables on derivative instruments		23,774		25,164	23,603
Loans and advances to customers		324,288		320,466	321,482
Other financial assets measured at amortized cost		22,225		22,495	22,637
Total financial assets measured at amortized cost		577,345		595,744	588,084
Financial assets at fair value held for trading		120,232		109,683	104,513
of which: assets pledged as collateral that may be sold or repledged by counterparties		36,010		33,828	32,121
Derivative financial instruments	[1],[2],[3]	121,687		111,161	126,212
Brokerage receivables		16,915		16,275	16,840
Financial assets at fair value not held for trading		89,269		80,973	82,387
Total financial assets measured at fair value through profit or loss		348,103		318,092	329,953
Financial assets measured at fair value through other comprehensive income		7,422		7,168	6,667
Investments in associates		1,049		1,095	1,099
Property, equipment and software		11,725	[4]	11,642	8,479
Goodwill and intangible assets		6,624		6,621	6,647
Deferred tax assets		9,545		9,799	10,066
Other non-financial assets		6,833		6,577	7,062
Total assets		968,645	[5]	956,737	958,055	[5]
Liabilities
Amounts due to banks		9,494		9,083	10,962
Payables from securities financing transactions		6,798		5,246	10,296
Cash collateral payables on derivative instruments		31,449		30,319	28,906
Customer deposits		435,582		428,129	421,986
Funding from UBS Group AG and its subsidiaries		45,224	[6]	44,354	41,202	[6]
Debt issued measured at amortized cost	[7]	75,679		83,894	91,245
Other financial liabilities measured at amortized cost		10,927	[4]	10,770	7,576
Total financial liabilities measured at amortized cost		615,153		611,795	612,174
Financial liabilities at fair value held for trading		32,277		34,259	28,949
Derivative financial instruments	[1],[2],[3]	121,087		110,809	125,723
Brokerage payables designated at fair value		36,929		39,326	38,420
Debt issued designated at fair value		67,984		66,919	57,031
Other financial liabilities designated at fair value		34,407		32,394	33,594
Total financial liabilities measured at fair value through profit or loss		292,684		283,706	283,717
Provisions		2,978		3,165	3,457
Other non-financial liabilities		5,301		4,682	6,275
Total liabilities		916,116		903,348	905,624
Equity
Share capital		338		338	338
Share premium		24,654		24,651	24,655
Retained earnings		22,017		23,886	23,317
Other comprehensive income recognized directly in equity, net of tax		5,350		4,341	3,946
Equity attributable to shareholders		52,359		53,216	52,256
Equity attributable to non-controlling interests		170		173	176
Equity before the adoption of IFRIC 23					52,432
Total equity		52,529		53,389	52,421
Total liabilities and equity		$ 968,645		$ 956,737	$ 958,055

[1]
Derivative financial liabilities as of 30 June 2019 include USD 14 million related to derivative loan commitments (31 March 2019: USD 18 million; 31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 16 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2019, 31 March 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 16 under Forward starting transactions.

[4]	Includes the effect of the adoption of IFRS 16, Leases, as of 1 January 2019. Refer to Note 1 for more information.
[5]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[6]	Represents funding from UBS Group Funding (Switzerland) AG to UBS AG.
[7]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.